Message From The Investment Adviser                        Brenton Mutual Funds
-------------------------------------------------------------------------------

Dear Shareholders:

For the last six months, financial markets have responded positively to solid economic growth with few signs of higher inflation rates. Low levels of unemployment have kept confidence high, and with a few notable exceptions, earnings growth for companies has met or exceeded expectations. Six years of economic growth has also contributed to a significant improvement in the country's fiscal balance. It appears that the deficit for fiscal year 1997, which ended September 30, will be in the area of $25 billion. This represents a dramatic improvement from the $290 billion level of 1992. If current conditions continue, we may see the first surplus in the federal budget since 1969 this fiscal year.

Although conditions appear favorable for the foreseeable future, as always, there are possible problems below the surface. Six years of growth has led to significant increases in the level of consumer credit outstanding. While there is much debate about the significance of this level of outstanding debt, there can be no argument that consumer delinquencies and bankruptcies have risen strongly. It is possible that high consumer debt levels could slow consumer spending going forward. In addition, recent turbulence in Far Eastern markets could spill over to the United States as world trade is becoming an increasingly important part of economic growth.

INTERMEDIATE U. S. GOVERNMENT SECURITIES FUND

During the last six months, long-term interest rates have drifted lower with the yield on the 30 year Treasury Bond steady at 6.40% on September 30. Signs of solid economic growth, which in the past has put upward pressure on interest rates, appeared to have little impact on rates as inflation has trended lower. With positive news on inflation, the federal budget deficit and economic growth, we look for interest rates to move modestly lower over the next three to six months. We believe your fund is currently structured to take advantage of the forecast we have just described. We have adopted a portfolio structure with a duration slightly longer than the Merrill Lynch 3 - 7 Year Government Index. As always, we maintain excellent credit quality by limiting our investments to U. S. Government or government agency securities.

On a longer term basis, we remain confident that we will sustain a low inflation environment for the foreseeable future. That being the case, we feel good about the prospect of achieving solid real or inflation adjusted returns for shareholders. As always, our mission is to add value for our shareholders by purchasing bonds that we believe are undervalued or underappreciated by the market.

SHARES OF THE FUNDS ARE NOT FDIC INSURED, NOR ARE THEY INSURED BY ANY GOVERNMENT AGENCY. FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BRENTON BANK OR ITS AFFILIATES. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THE BRENTON MUTUAL FUNDS ARE A FAMILY OF MUTUAL FUNDS DISTRIBUTED BY BISYS FUND SERVICES WHICH IS INDEPENDENT OF BRENTON BANK AND ITS AFFILIATES. BRENTON BROKERAGE IS A REGISTERED BROKER-DEALER FROM WHOM SHARES OF THE BRENTON MUTUAL FUNDS MAY BE PURCHASED.

-------------------------------------------------------------------------------

Message From The Investment Adviser                        Brenton Mutual Funds
-------------------------------------------------------------------------------

VALUE EQUITY FUND

We are generally pleased with the performance of the fund over the last six months. Despite the fact that our return (without load) of 21.11% trailed the 26.24% recorded by the Standard & Poors 500, which is generally representative of the performance of the stock market as a whole, we produced solid returns while maintaining our disciplined Value Equity style.

Investors have responded very positively to the current environment of solid economic growth, low inflation, moderate interest rates and rising earnings. However, since the end of September, the world equity markets have become much more volatile as the currency crisis, which started in the Far East in August, has spread to Hong Kong. The U.S. market has not been spared in this process, and market moves in excess of 1% are becoming a common event. We see this volatility as an opportunity and have used it to acquire fine companies at attractive prices. As always, we look for relative value while restricting our purchases to good businesses.

Looking forward, we see an environment of slowing economic growth combined with low inflation and stable to modestly lower interest rates. In such an environment, we want to avoid cyclical companies and focus on what we believe to be solid consistent growers who are well positioned in domestic and international markets. Over the last six months, we purchased a number of such companies, including Banc One, Wells Fargo, Smithkline Beecham and Federal Home Loan Mortgage.

Looking out longer term, we continue to focus on themes related to demographics, in particular the aging of the baby boomer generation. We are confident that these trends will continue and be particularly positive for financial stocks as well as drug companies and other health care related firms.

U. S. GOVERNMENT MONEY MARKET FUND

The last six months has been a period of relative stability for short-term interest rates as the Federal Reserve has held the fed funds rate steady at 5.50% since raising it in March. We anticipate that the fed funds rate will remain steady for at least the next few months. That being the case, we expect to continue to focus on maintaining high credit quality in the fund while maintaining the average maturity near current levels.

We appreciate the opportunity to serve your investment needs and will work hard to continue to earn your confidence and support. If you have questions, would like a prospectus, or require any assistance, please contact your investment representative or call 1-800-706-FUND.

Sincerely,

/s/ Douglas Brown

Douglas Brown
Vice President and
Senior Portfolio Manager

October 15, 1997

FOR MORE COMPLETE INFORMATION ON ANY OF THE BRENTON MUTUAL FUNDS, INCLUDING FEES, EXPENSES AND SALES CHARGES, PLEASE CALL 1-800-706-FUND FOR A FREE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.

THE INVESTMENT RETURN AND NET ASSET VALUE (NAV) WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE COMPOSITION OF THE FUNDS' HOLDINGS IS SUBJECT TO CHANGE.

-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                      Statements of Assets and Liabilities
                                     Page 4

                            Statements of Operations
                                     Page 5

                      Statements of Changes in Net Assets
                                     Page 6

                       Schedules of Portfolio Investments
                                     Page 8

                         Notes to Financial Statements
                                    Page 12

                              Financial Highlights
                                    Page 17

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

                                                     INTERMEDIATE
                                   U.S. GOVERNMENT  U.S. GOVERNMENT
                                    MONEY MARKET      SECURITIES    VALUE EQUITY
                                        FUND             FUND           FUND
                                   ---------------  --------------- ------------
             ASSETS:
Investments, at value (cost
 $35,276,478; $35,216,234;
 $35,197,410, respectively)......    $35,276,478      $35,385,044   $53,055,433
Interest and dividends
 receivable......................         49,370          494,652        85,911
Prepaid expenses and other
 assets..........................            911            1,557         2,934
                                     -----------      -----------   -----------
    Total Assets.................     35,326,759       35,881,253    53,144,278
                                     -----------      -----------   -----------
          LIABILITIES:
Dividends payable................        133,825          154,172        75,792
Cash Overdraft...................             --               --        10,800
Accrued expenses and other
 payables:
  Investment advisory fees.......          4,193           12,902        28,496
  Administration fees............            774              783         1,158
  Distribution and shareholder
   service fees..................          1,397            1,465         2,135
  Custodian fees.................          3,018            1,434           696
  Fund accounting fees...........             --              447            91
  Transfer agent fees............            711            3,253           161
  Trustees' fees.................            301              120           209
  Legal fees.....................            324               --           525
  Audit fees.....................          5,763            5,042         5,031
  Registration and filing fees...            130            1,333            --
  Printing fees..................          9,814            9,367        12,441
                                     -----------      -----------   -----------
    Total Liabilities............        160,250          190,318       137,535
                                     -----------      -----------   -----------
           NET ASSETS:
Capital..........................     35,166,241       35,452,737    34,310,061
Undistributed (distributions in
 excess of)
 net investment income (loss)....            626            8,574        (2,643)
Accumulated undistributed net
 realized gains (losses) from
 investment transactions.........           (358)          60,814       841,302
Net unrealized appreciation
 (depreciation) from investments.             --          168,810    17,858,023
                                     -----------      -----------   -----------
    Net Assets...................    $35,166,509      $35,690,935   $53,006,743
                                     ===========      ===========   ===========
Outstanding units of beneficial
 interest (shares)...............     35,166,281        3,490,844     2,966,983
                                     ===========      ===========   ===========
Net asset value--redemption price
 per share.......................    $      1.00      $     10.22   $     17.87
                                     ===========      ===========   ===========
Maximum Sales Charge.............                            3.50%         4.50%
                                                      -----------   -----------
Maximum Offering Price per share
 (100%/(100%--Maximum Sales
 Charge) of net asset value
 adjusted to nearest cent).......    $      1.00(a)   $     10.59   $     18.71
                                     ===========      ===========   ===========

------
(a) Offering price and redemption price are the same for the U.S. Government Money Market Fund.


                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997
                                  (UNAUDITED)

                                                     INTERMEDIATE
                                    U.S. GOVERNMENT U.S. GOVERNMENT
                                     MONEY MARKET     SECURITIES    VALUE EQUITY
                                         FUND            FUND           FUND
                                    --------------- --------------- ------------
INVESTMENT INCOME:
Interest income...................     $ 887,121      $1,098,006     $       --
Dividend income...................         4,288          48,048        445,475
                                       ---------      ----------     ----------
  Total Income....................       891,409       1,146,054        445,475
                                       ---------      ----------     ----------
EXPENSES:
Investment advisory fees..........        64,447          77,393        161,676
Administration fees...............        32,223          34,883         48,043
Distribution and shareholder
services fees.....................        80,558          87,206        120,106
Custodian fees....................         6,954           4,026          4,602
Fund accounting fees..............        15,224          16,607         16,139
Legal fees........................         3,435           4,065          5,241
Audit fees........................         3,804           4,251          6,426
Trustees' fees....................           966           1,098          1,386
Transfer agent fees...............        20,216          14,223         23,325
Registration and filing fees......         1,725           2,633          3,714
Printing costs....................         4,904           4,716          6,779
Other.............................           915             888            942
                                       ---------      ----------     ----------
  Total Expenses..................       235,371         251,989        398,379
Less: Fee waivers and expense
reimbursements....................      (112,782)        (78,486)      (108,096)
                                       ---------      ----------     ----------
  Net Expenses....................       122,589         173,503        290,283
                                       ---------      ----------     ----------
Net Investment Income.............       768,820         972,551        155,192
                                       ---------      ----------     ----------
REALIZED/UNREALIZED GAINS (LOSSES)
 FROM INVESTMENTS:
Net realized gains (losses) from
investment transactions...........             8          67,830      1,161,669
Net change in unrealized
 appreciation (depreciation) from
 investments......................            --       1,003,563      7,670,112
                                       ---------      ----------     ----------
Net realized/unrealized gains
(losses) from investments.........             8       1,071,393      8,831,781
                                       ---------      ----------     ----------
Change in net assets resulting
from operations...................     $ 768,828      $2,043,944     $8,986,973
                                       =========      ==========     ==========


                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                           U.S. GOVERNMENT MONEY      INTERMEDIATE U.S. GOVERNMENT
                                MARKET FUND                  SECURITIES FUND
                         ---------------------------  -------------------------------
                          SIX MONTHS                    SIX MONTHS
                             ENDED       YEAR ENDED        ENDED        YEAR ENDED
                         SEPTEMBER 30,   MARCH 31,     SEPTEMBER 30,     MARCH 31,
                             1997           1997           1997            1997
                         -------------  ------------  ---------------  --------------
                          (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income.. $    768,820   $  1,457,429      $   972,551     $ 1,907,327
 Net realized gains
  (losses) from
  investment
  transactions..........            8             30           67,830          25,161
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........           --             --        1,003,563        (814,536)
                         ------------   ------------   --------------  --------------
Change in net assets
   resulting from
operations..............      768,828      1,457,459        2,043,944       1,117,952
                         ------------   ------------   --------------  --------------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net investment
  income................     (768,820)    (1,457,429)        (980,867)     (1,906,249)
 In excess of net
  investment income.....           --             --               --              --
 From net realized
  gains.................           --             --               --         (25,161)
 In excess of net
  realized gains........           --             --               --          (6,612)
                         ------------   ------------   --------------  --------------
Change in net assets
 from shareholder
 distributions..........     (768,820)    (1,457,429)        (980,867)     (1,938,022)
                         ------------   ------------   --------------  --------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................   40,248,508     89,015,767        3,624,486       9,073,851
 Dividends reinvested...      131,662        177,120          255,865         430,122
 Cost of shares
  redeemed..............  (40,009,302)   (89,833,623)      (3,410,250)     (8,916,346)
                         ------------   ------------   --------------  --------------
 Change in net assets
  from capital share
  transactions..........      370,868       (640,736)         470,101         587,627
                         ------------   ------------   --------------  --------------
 Change in net assets...      370,876       (640,706)       1,533,178        (232,443)
NET ASSETS:
 Beginning of period....   34,795,633     35,436,339       34,157,757      34,390,200
                         ------------   ------------   --------------  --------------
 End of period.......... $ 35,166,509   $ 34,795,633   $   35,690,935  $   34,157,757
                         ============   ============   ==============  ==============
SHARE TRANSACTIONS:
 Issued.................   40,248,508     89,015,767          358,244         900,765
 Reinvested.............      131,662        177,120           25,476          42,750
 Redeemed...............  (40,009,289)   (89,833,639)        (338,081)       (888,437)
                         ------------   ------------   --------------  --------------
Change in shares........      370,881       (640,752)          45,639          55,078
                         ============   ============   ==============  ==============


                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                            VALUE EQUITY
                                                                FUND
                                                      -------------------------
                                                       SIX MONTHS
                                                          ENDED     YEAR ENDED
                                                      SEPTEMBER 30,  MARCH 31,
                                                          1997         1997
                                                      ------------- -----------
                                                       (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income..............................   $   155,192  $   328,324
 Net realized gains (losses) from investment
  transactions......................................     1,161,669      502,713
 Net change in unrealized appreciation
  (depreciation) from investments...................     7,670,112    5,121,200
                                                       -----------  -----------
Change in net assets resulting from operations......     8,986,973    5,952,237
                                                       -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income.........................      (151,666)    (328,324)
 In excess of net investment income.................            --       (6,955)
 From net realized gains............................            --     (502,713)
 In excess of net realized gains....................            --     (200,285)
                                                       -----------  -----------
Change in net assets from shareholder distributions.      (151,666)  (1,038,277)
                                                       -----------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued........................     5,688,220   12,165,965
 Dividends reinvested...............................       110,271      700,687
 Cost of shares redeemed............................    (3,353,713)  (8,406,836)
                                                       -----------  -----------
 Change in net assets from capital share
  transactions......................................     2,444,778    4,459,816
                                                       -----------  -----------
 Change in net assets...............................    11,280,085    9,373,776
NET ASSETS:
 Beginning of period................................    41,726,658   32,352,882
                                                       -----------  -----------
 End of period......................................   $53,006,743  $41,726,658
                                                       ===========  ===========
SHARE TRANSACTIONS:
 Issued.............................................       340,766      858,261
 Reinvested.........................................         6,847       49,747
 Redeemed...........................................      (200,901)    (586,543)
                                                       -----------  -----------
Change in shares....................................       146,712      321,465
                                                       ===========  ===========


                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON U. S. GOVERNMENT MONEY MARKET FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

  SHARES OR
  PRINCIPAL                         SECURITY                          AMORTIZED
   AMOUNT                          DESCRIPTION                          COST
 ----------- ------------------------------------------------------  -----------
 U. S. GOVERNMENT AGENCIES (100.3%):
 Federal Farm Credit Bank:
 $   850,000 5.75%,* 7/1/98........................................  $   849,116
 Federal Home Loan Bank:
  24,614,000 6.00%, 10/1/97........................................   24,614,000
   1,000,000 5.60%, 11/13/97.......................................      993,317
   3,000,000 5.41%, 11/19/97.......................................    2,977,970
   1,500,000 5.42%, 12/4/97........................................    1,485,547
     900,000 5.72%, 7/21/98........................................      899,971
 Student Loan Marketing Association:
     500,000 5.86%, 6/10/98........................................      499,660

 SHARES OR
 PRINCIPAL                         SECURITY                           AMORTIZED
   AMOUNT                         DESCRIPTION                           COST
 ---------- ------------------------------------------------------   -----------
 U. S. GOVERNMENT AGENCIES, CONTINUED:
 Student Loan Marketing Association, continued:
 $  640,000 5.85%, 6/10/98........................................   $   639,395
    900,000 5.79%, 9/16/98........................................       899,397
  1,400,000 5.82%, 9/16/98........................................     1,400,796
                                                                     -----------
 Total U.S. Government Agencies....................................   35,259,169
                                                                     -----------
 INVESTMENT COMPANIES (0.0%):
     17,309 Dreyfus Treasury Prime Money Market Portfolio.........        17,309
                                                                     -----------
 Total Investment Companies........................................       17,309
                                                                     -----------
 Total (Cost--$35,276,478)(a)......................................  $35,276,478
                                                                     ===========

------
  * Effective Yield at date of purchase.
Percentages indicated are based on net assets of $35,166,509.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON INTERMEDIATE U. S. GOVERNMENT SECURITIES FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                          SECURITY                           MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- -------------------------------------------------------  -----------
 U.S. GOVERNMENT AGENCIES (75.0%):
 Federal Home Loan Bank:
 $1,000,000 5.97%, 11/8/99.........................................  $   999,520
  2,000,000 6.50%, 6/5/02..........................................    2,027,760
  1,000,000 6.89%, 4/6/04..........................................    1,032,000
  1,000,000 7.36% 7/1/04...........................................    1,057,280
  1,000,000 7.32%, 4/21/05.........................................    1,055,280
  3,000,000 6.32%, 6/28/05.........................................    2,987,700
  1,000,000 6.15%, 11/28/05........................................      985,430
 Federal Home Loan Mortgage Corporation:
  1,500,000 6.55%, 10/2/02.........................................    1,524,885
  1,000,000 6.75%, 8/1/05..........................................    1,022,390
  1,400,000 5.90%, 2/14/06.........................................    1,356,810
  2,000,000 6.28%, 3/6/06..........................................    1,984,480
  1,149,691 6.50%, 7/1/08..........................................    1,146,816
  2,500,000 5.85%, 1/15/17.........................................    2,484,200
  1,721,543 7.50%, 12/1/25.........................................    1,752,737
 Federal National Mortgage Association:
  1,500,000 6.74%, 7/9/07..........................................    1,533,450

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- ------------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
 $  675,824 6.50%, 3/1/09.........................................   $   674,553
  2,309,608 7.50%, 11/1/17........................................     2,365,177
 Government National Mortgage Assoc.:
    788,762 7.00%, 5/1/10.........................................       797,139
                                                                     -----------
   Total U.S. Government Agencies..................................   26,787,607
                                                                     -----------
 U.S. TREASURY NOTES (19.6%):
  1,700,000 8.88%, 11/15/98.......................................     1,757,477
  1,000,000 6.38%, 1/15/00........................................     1,012,030
  3,700,000 6.25%, 1/31/02........................................     3,732,153
    500,000 6.25%, 8/31/02........................................       504,265
                                                                     -----------
   Total U.S. Treasury Notes.......................................    7,005,925
                                                                     -----------
 INVESTMENT COMPANIES (4.5%):
  1,591,512 Goldman Federal Portfolio Money Market Portfolio......     1,591,512
                                                                     -----------
   Total Investment Companies......................................    1,591,512
                                                                     -----------
   Total (Cost--$35,216,234)(a)....................................  $35,385,044
                                                                     ===========

------
Percentages indicated are based on net assets of $35,690,935.
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

   Unrealized appreciation........   $ 270,512
   Unrealized depreciation........    (101,702)
                                      --------
   Net unrealized
    appreciation/(depreciation)....  $ 168,810
                                      ========

                       See notes to financial statements.

INVESTMENT ADVISER
Brenton Bank
2840 Ingersoll
Des Moines, Iowa 50312

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

AUDITORS
Ernst & Young LLP
10 West Broad Street
Suite 2300
Columbus, Ohio 43215


11/97



[LOGO OF BRENTON
 MUTUAL FUNDS APPEARS HERE]


       BRENTONBank
    Investment Advisor


    SEMI-ANNUAL REPORT
           TO
       SHAREHOLDERS
    SEPTEMBER 30, 1997